Reverse Capitalization and Business Combination	12 Months Ended
Jun. 30, 2023
Reverse Capitalization and Business Combination
Reverse Capitalization and Business Combination

Note 30 – Reverse Capitalization and Business Combination

On January 13, 2022, Tritium DCFC merged with both DCRN and Tritium Holdings, with Tritium Holdings surviving as a wholly-owned subsidiary of Tritium DCFC.

At the Merger, eligible Tritium Holdings equity holders received or had the right to receive shares of Common Stock at a deemed value of $10.00 per share after giving effect to the exchange ratio of 1.4716625 as defined in the Merger Agreement (“Exchange Ratio”). Accordingly, immediately following the consummation of the Merger, Legacy Tritium common stock exchanged into 120,000,000 shares of Common Stock of Tritium DCFC. Additionally, upon the consummation of the Merger, the Company gave effect to the issuance of 15,380,694 shares of Common Stock for the previously issued DCRN common stock that were outstanding at the Closing Date.

The Merger was accounted for as a reverse recapitalization under U.S. GAAP for the period ended June 30, 2022. This determination was primarily based on Legacy Tritium stockholders comprising a relative majority of the voting power of Tritium DCFC and having the ability to nominate the members of the Board of Directors, Legacy Tritium’s operations prior to the acquisition comprising the only ongoing operations of Tritium DCFC, and Legacy Tritium’s senior management comprising a majority of the senior management of Tritium.

Under this method of accounting, DCRN and Tritium DCFC were treated as the “acquired” companies for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Tritium DCFC represented a continuation of the financial statements of Legacy Tritium with the Merger being treated as the equivalent of Tritium Holdings issuing stock for the net assets of DCRN and Tritium DCFC, accompanied by a recapitalization.

Operations prior to the Merger are presented as those of Tritium Holdings.

The number of shares for all periods prior to the Merger have been retrospectively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Merger to effect the reverse recapitalization. This has resulted in the following impact on the historical share capital:

	Legacy Tritium	Tritium DCFC
	Holdings at	at June 30,
	June 30, 2021	2021
Common stock	73,254,797	107,806,361
Treasury shares	(5,361,826)	(7,890,800)
Class C shares	5,468,249	8,052,499

The associated impact on Loss per Share has been disclosed in Note 23.

In connection with the Merger, the Company raised $68.2 million of proceeds including the contribution of $53.2 million of cash held in DCRN’s trust account from its initial public offering, net of redemptions of DCRN public stockholders of $349.3 million, and $15.0 million of cash in connection with the PIPE financing.

The Company incurred transaction costs, consisting of banking, legal, and other professional fees, of which $16.7 million was recorded as a reduction to additional paid-in capital of proceeds and the remaining was expensed in the consolidated statements of operations and comprehensive loss.